Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Core Equity Fund
This Fund is closed to new investors.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 9.2%
Entertainment 0.2%
Electronic Arts, Inc.	2,467	297,027
Interactive Media & Services 8.9%
Alphabet, Inc., Class A(a)	78,499	10,272,379
Meta Platforms, Inc., Class A(a)	20,967	6,294,503
Total		16,566,882
Media 0.1%
Fox Corp., Class A	8,794	274,373
Total Communication Services		17,138,282
Consumer Discretionary 10.6%
Automobiles 0.9%
Tesla, Inc.(a)	6,738	1,685,982
Broadline Retail 3.0%
Amazon.com, Inc.(a)	24,968	3,173,932
eBay, Inc.	54,733	2,413,178
Total		5,587,110
Hotels, Restaurants & Leisure 2.6%
Booking Holdings, Inc.(a)	731	2,254,367
Expedia Group, Inc.(a)	4,223	435,265
MGM Resorts International	20,630	758,359
Royal Caribbean Cruises Ltd.(a)	14,270	1,314,838
Total		4,762,829
Household Durables 1.9%
Lennar Corp., Class A	18,229	2,045,841
PulteGroup, Inc.	20,667	1,530,391
Total		3,576,232
Specialty Retail 2.2%
Best Buy Co., Inc.	14,290	992,726
O’Reilly Automotive, Inc.(a)	1,621	1,473,262
TJX Companies, Inc. (The)	18,760	1,667,389
Total		4,133,377
Total Consumer Discretionary		19,745,530
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.4%
Consumer Staples Distribution & Retail 2.4%
Kroger Co. (The)	5,941	265,860
Walmart, Inc.	26,479	4,234,786
Total		4,500,646
Food Products 1.9%
Archer-Daniels-Midland Co.	37,670	2,841,072
General Mills, Inc.	12,000	767,880
Total		3,608,952
Household Products 0.3%
Procter & Gamble Co. (The)	3,484	508,176
Tobacco 1.8%
Altria Group, Inc.	79,542	3,344,741
Total Consumer Staples		11,962,515
Energy 4.7%
Oil, Gas & Consumable Fuels 4.7%
Exxon Mobil Corp.	25,617	3,012,047
Marathon Petroleum Corp.	19,330	2,925,402
Valero Energy Corp.	19,854	2,813,510
Total		8,750,959
Total Energy		8,750,959
Financials 12.1%
Banks 2.1%
Citigroup, Inc.	52,593	2,163,150
Wells Fargo & Co.	44,548	1,820,231
Total		3,983,381
Capital Markets 3.3%
CME Group, Inc.	4,980	997,096
Morgan Stanley	30,370	2,480,318
State Street Corp.	40,628	2,720,451
Total		6,197,865
Consumer Finance 0.6%
Synchrony Financial	38,651	1,181,561
2	Columbia Variable Portfolio – Core Equity Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.9%
Fiserv, Inc.(a)	8,900	1,005,344
MasterCard, Inc., Class A	6,150	2,434,847
Visa, Inc., Class A	8,331	1,916,213
Total		5,356,404
Insurance 3.2%
Marsh & McLennan Companies, Inc.	19,333	3,679,070
MetLife, Inc.	34,898	2,195,433
Total		5,874,503
Total Financials		22,593,714
Health Care 13.2%
Biotechnology 2.6%
AbbVie, Inc.	11,869	1,769,193
Amgen, Inc.	1,342	360,676
BioMarin Pharmaceutical, Inc.(a)	5,970	528,226
Regeneron Pharmaceuticals, Inc.(a)	1,285	1,057,504
Vertex Pharmaceuticals, Inc.(a)	3,195	1,111,029
Total		4,826,628
Health Care Equipment & Supplies 3.8%
Abbott Laboratories	25,511	2,470,741
Align Technology, Inc.(a)	7,307	2,230,973
Hologic, Inc.(a)	34,023	2,361,196
Total		7,062,910
Health Care Providers & Services 3.4%
Cardinal Health, Inc.	34,670	3,010,049
CVS Health Corp.	3,799	265,246
Humana, Inc.	6,224	3,028,101
Total		6,303,396
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	61,881	3,591,573
Pfizer, Inc.	21,904	726,556
Viatris, Inc.	203,068	2,002,250
Total		6,320,379
Total Health Care		24,513,313
Industrials 8.2%
Aerospace & Defense 1.4%
Lockheed Martin Corp.	6,515	2,664,374
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 1.4%
FedEx Corp.	9,950	2,635,954
Building Products 0.3%
Masco Corp.	9,698	518,358
Machinery 3.3%
Caterpillar, Inc.	11,126	3,037,398
Parker-Hannifin Corp.	7,652	2,980,607
Total		6,018,005
Professional Services 1.8%
Automatic Data Processing, Inc.	13,949	3,355,851
Total Industrials		15,192,542
Information Technology 27.3%
Communications Equipment 2.4%
Cisco Systems, Inc.	81,710	4,392,729
Semiconductors & Semiconductor Equipment 6.3%
Advanced Micro Devices, Inc.(a)	8,223	845,489
Applied Materials, Inc.	2,709	375,061
Lam Research Corp.	5,827	3,652,189
NVIDIA Corp.	8,751	3,806,597
QUALCOMM, Inc.	27,731	3,079,805
Total		11,759,141
Software 11.4%
Adobe, Inc.(a)	8,566	4,367,804
Autodesk, Inc.(a)	15,513	3,209,795
Fortinet, Inc.(a)	37,430	2,196,392
Microsoft Corp.	36,516	11,529,927
Total		21,303,918
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.(b)	77,918	13,340,341
Total Information Technology		50,796,129
Materials 2.7%
Chemicals 1.4%
CF Industries Holdings, Inc.	12,726	1,091,127
Mosaic Co. (The)	39,387	1,402,177
Total		2,493,304

Columbia Variable Portfolio – Core Equity Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.3%
Nucor Corp.	5,409	845,697
Steel Dynamics, Inc.	14,973	1,605,405
Total		2,451,102
Total Materials		4,944,406
Real Estate 2.0%
Hotel & Resort REITs 0.5%
Host Hotels & Resorts, Inc.	56,418	906,637
Specialized REITs 1.5%
SBA Communications Corp.	14,321	2,866,635
Total Real Estate		3,773,272
Utilities 2.1%
Electric Utilities 2.1%
American Electric Power Co., Inc.	31,486	2,368,377
Evergy, Inc.	23,986	1,216,090
PG&E Corp.(a)	16,500	266,145
Total		3,850,612
Total Utilities		3,850,612
Total Common Stocks (Cost $155,496,135)		183,261,274

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(c),(d)	2,689,192	2,688,386
Total Money Market Funds (Cost $2,688,131)		2,688,386
Total Investments in Securities (Cost: $158,184,266)		185,949,660
Other Assets & Liabilities, Net		24,708
Net Assets		185,974,368

At September 30, 2023, securities and/or cash totaling $308,178 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	14	12/2023	USD	3,027,850	—	(126,070)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2023.
4	Columbia Variable Portfolio – Core Equity Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	1,480,215	14,866,645	(13,658,620)	146	2,688,386	86	109,784	2,689,192
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Core Equity Fund | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7003_12_B01_(11/23)